Shareholder Report, Line Graph (Details) 193605_Infrastructure Capital Bond Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 14, 2025	Nov. 30, 2025
Infrastructure Capital Bond Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Infrastructure Capital Bond Income ETF NAV
Accumulated Value	$ 10,000	$ 10,843
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,862
Bloomberg U.S. High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield Very Liquid Index
Accumulated Value	$ 10,000	$ 10,812